Revenue Recognition (Details) - Schedule of Disaggregation of Revenue - VASO CORPORATION [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 19,449	$ 19,833	$ 59,107	$ 56,071
IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,867	9,836	30,576	29,858
Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,837	9,237	26,401	24,424
Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	745	760	2,130	1,789
Revenue Recognized Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,523	9,304	28,642	27,762
Revenue Recognized Over Time [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,302	9,220	28,180	27,530
Revenue Recognized Over Time [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Revenue Recognized Over Time [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	221	84	462	232
Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,926	10,529	30,465	28,309
Revenue Recognized at a Point in Time [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	565	616	2,396	2,328
Revenue Recognized at a Point in Time [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,837	9,237	26,401	24,424
Revenue Recognized at a Point in Time [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	524	676	1,668	1,557
Network Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,849	8,787	26,833	26,705
Network Services [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,849	8,787	26,833	26,705
Network Services [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Network Services [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Software Sales and Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,018	1,049	3,743	3,153
Software Sales and Support [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,018	1,049	3,743	3,153
Software Sales and Support [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Software Sales and Support [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commissions [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,837	9,237	26,401	24,424
Commissions [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commissions [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,837	9,237	26,401	24,424
Commissions [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue	714	728	2,036	1,696
Medical Equipment Sales [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Sales [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Sales [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	714	728	2,036	1,696
Medical Equipment Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	31	32	94	93
Medical Equipment Service [Member] | IT Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Service [Member] | Professional Sales Service Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue
Medical Equipment Service [Member] | Equipment Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 31	$ 32	$ 94	$ 93